NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($) business_segments	Mar. 31, 2022 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating segments | business_segments	3
Average remaining depreciation period (in years)	11 years 7 months 6 days	11 years 9 months 18 days
Increase In royalty obligations, impact of 1% change in growth rate | $	$ 1.1	$ 1.7
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected warranty claims period	1 year
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected warranty claims period	7 years
Government royalties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for government royalty payments (in percent)	6.00%
Estimated growth rate (in percent)	3.00%
Government royalties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for government royalty payments (in percent)	10.20%
Estimated growth rate (in percent)	9.00%
Capitalized development costs
Disclosure of detailed information about property, plant and equipment [line items]
Average remaining amortization period (in years)	6 years 3 months 18 days	5 years 9 months 18 days
Capitalized development costs | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Capitalized development costs | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	10 years
Customer relationships | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Customer relationships | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	20 years
Licenses | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Licenses | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	20 years
Technology, software and ERP | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Technology, software and ERP | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	12 years
Other intangible assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	2 years
Other intangible assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill (in years)	40 years
Buildings and land | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Residual value rate, right of use assets (in percent)	10.00%
Simulators | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	25 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets (in years or hours)	7 years
Aircraft | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Residual value rate, right of use assets (in percent)	15.00%
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	2.50%
Useful lives, property, plant and equipment	3 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	10.00%
Useful lives, property, plant and equipment	40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Residual value rate, property, plant and equipment (in percent)	10.00%
Simulators | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	20.00%
Useful lives, property, plant and equipment	2 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment (in percent or years)	35.00%
Useful lives, property, plant and equipment	15 years
Aircraft | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Residual value rate, property, plant and equipment (in percent)	15.00%
Useful lives, right of use assets (in years or hours)	25 years
Aircraft engines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Utilization rate, property plant and equipment	3500 hours
Utilization rate, right of use assets	3500 hours